INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATE
The Company had no investments in associates as at December 31, 2021. Details of the Company's investments in associates during the years ended December 31, 2021 and 2020 are as follows:

Leagold Mining Corporation

On January 1, 2020, Yamana held approximately 20% of Leagold Mining Corporation ("Leagold"). On March 10, 2020 Leagold completed a merger transaction with Equinox Gold Corp., which resulted in Yamana owning approximately 9% of the combined company. Yamana concluded that, as a result of its reduced shareholding, it no longer had significant influence in the investee, and therefore, discontinued accounting for the investment using the equity method from the date of the completion of the merger. Refer to Note 6 for further details on the merger transaction.

The following table summarizes the change in the carrying amount of the Company's investment in Leagold:

2020
Balance as at January 1	$120.3
Company's share of net loss of Leagold	(4.1)
Company's share of other comprehensive loss of Leagold	(1.6)
Derecognition of investment in Leagold upon discontinuation of the equity method (Note 6)	(114.6)
Balance as at December 31	$—

Summarized financial information in respect of the Company’s investment in Leagold is set out below. The summarized financial information includes the results of Leagold for the period from January 1 to March 10, 2020, because Yamana ceased to have significant influence in the investee as of March 10, 2020.
Summarized Consolidated Statement of Operations and Comprehensive (loss) Income Information

For the year ended December 31,	2020
Net loss	$(20.0)
Other comprehensive loss	(8.1)
Total comprehensive loss	$(28.1)

Immaterial Associates

The Company acquired interests in two individually immaterial associates during the year ended December 31, 2020 (Nomad Royalty Company and Monarch Gold Corporation). The Company acquired its interest in both of these associates as the result of transactions entered into by the Company. The Company's interest in both associates was below 20%; however, the Company determined that it had significant influence because it had representation on the boards of both investees.

During the year ended December 31, 2021, the Company ceased accounting for both investments as investments in associates. In January 2021 the Company acquired all of the remaining shares of Monarch Gold that it did not already own and began accounting for Monarch Gold as a subsidiary. During the second quarter of 2021, Yamana concluded that it ceased to have significant influence over Nomad due to no longer having representation on Nomad's board of directors, and therefore, discontinued accounting for the investment using the equity method. Refer to Note 6 for further details.

The following table analyzes, in aggregate, the carrying amount and share of net earnings of these associates.

	2021	2020
Aggregate carrying amount of individually immaterial associates	$—	$34.3
Aggregate amounts of the Company's share of:
Net earnings	$0.9	$3.1